Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Company's Financial Assets and Liabilities that were Accounted for at Fair Value on a Non-recurring Basis

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2012, according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurement as of December 31, 2012
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Property and equipment	$—	$—	$950,000
Intangible assets	—	—	864,410

	$—	$—	$1,814,410

Assets (Recurring):
Pegasus Commitment	$—	$—	$1,360,000

Liabilities (Recurring):
Riverwood Warrant	$—	$—	$7,960,705
September 2012 Warrants	—	—	1,360,000

	$—	$—	$9,320,705

Reconciliation of the Beginning and Ending Balances for Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis

The following table is a reconciliation of the beginning and ending balances for assets and liabilities that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the nine months ended September 30, 2013:

	Total	Pegasus Commitment	Riverwood Warrants	September 2012 Warrant	Pegasus Warrant
Beginning balance, December 31, 2012	$(7,960,705)	$1,360,000	$(7,960,705)	$(1,360,000)	$—
Realized and unrealized gains (losses) included in net loss	1,320,753	240,000	1,320,753	(240,000)	—
Purchases, sales, issuances and settlements	(3,700,000)	—	—	—	(3,700,000)
Transfers in or out of Level 3	—	—	—	—	—

Ending balance, September 30, 2013	$(10,339,952)	$1,600,000	$(6,639,952)	$(1,600,000)	$(3,700,000)

The following table is a reconciliation of the beginning and ending balances for assets and liabilities that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the year ended December 31, 2012:

		Pegasus	Riverwood	September 2012
	Total	Commitment	Warrant	Warrant
Beginning balance, December 31, 2011	$—	$—	$—	$—
Unrealized losses included in net loss	8,503,480	—	8,503,480	—
Purchases, sales, issuances and settlements	(16,464,185)	1,360,000	(16,464,185)	(1,360,000)
Transfers in or out of Level 3	—	—	—	—

Ending balance, December 31, 2012	$(7,960,705)	$1,360,000	$(7,960,705)	$(1,360,000)

Company's Financial Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2013, according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurement as of September 30, 2013
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Recurring):
Pegasus Commitment	$—	$—	$1,600,000

Liabilities (Recurring):
Riverwood Warrants	$—	$—	$6,639,952
September 2012 Warrants	—	—	1,600,000
Pegasus Warrant	—	—	3,700,000

	$—	$—	$11,939,952